Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Asset [Line Items]
Amortization expense intangible assets	$ 226,406	$ 125,488
Acquired intangible asset		$ 419,873